Leases (Details) - Schedule of company's total lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Fixed payments	$ 653	$ 276
Short-term lease cost	48	65
Total operating lease cost	$ 701	$ 341